Item 1. Report to Shareholders

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                  6 Months      Year
                     Ended     Ended
                   6/30/04  12/31/03  12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning of
period            $  11.55  $   8.91  $  11.44   $  13.02   $  14.77   $  12.19

Investment
activities

  Net investment
  income (loss)       0.06      0.12      0.11       0.11       0.12       0.12

  Net realized
  and unrealized
  gain (loss)         0.37      2.64     (2.53)     (1.57)     (1.64)      2.69

  Total from
  investment
  activities          0.43      2.76     (2.42)     (1.46)     (1.52)      2.81

Distributions

  Net investment
  income                 -     (0.12)    (0.11)     (0.11)     (0.11)     (0.11)

  Net realized
  gain                   -         -         -      (0.01)     (0.12)     (0.12)

  Total
  distributions          -     (0.12)    (0.11)     (0.12)     (0.23)     (0.23)

NET ASSET VALUE

End of period     $  11.98  $  11.55  $   8.91   $  11.44  $   13.02   $  14.77
                  --------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^        3.72%    31.02%  (21.16)%   (11.20)%   (10.33)%     23.25%

Ratio of total
expenses to
average net assets   0.40%!    0.40%     0.40%      0.40%      0.40%      0.40%

Ratio of net
investment
income (loss)
to average
net assets           1.10%!    1.28%     1.13%      0.98%      0.85%      0.98%

Portfolio
turnover
rate                  3.9%!     2.3%      5.6%       8.6%       7.6%       3.2%

Net assets,
end of period
(in thousands)   $ 324,852 $ 293,967 $ 167,680  $ 197,775  $ 206,058  $ 199,427

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                        Shares/$ Par           Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   98.0%

CONSUMER DISCRETIONARY   12.5%

Auto Components   0.3%

Johnson Controls                                           4,200             224

Delphi                                                    14,314             153

Lear                                                       1,700             100

Dana                                                       4,000              79

Gentex                                                     1,900              75

Borg-Warner                                                1,600              70

Visteon                                                    5,086              59

Modine Manufacturing                                       1,700              54

American Axle & Manufacturing Holdings                     1,300              47

Cooper Tire                                                2,000              46

Goodyear Tire & Rubber *(ss.)                              4,600              42

Arvinmeritor                                               1,900              37

Bandag Inc.                                                  800              36

Standard Motor Products (ss.)                              2,000              30

Rockford Corporation *(ss.)                                2,900              13

Tower Automotive *(ss.)                                    2,800              10

                                                                           1,075

Automobiles   0.6%

Ford Motor                                                43,261             677

GM (ss.)                                                  13,052             608

Harley-Davidson                                            7,000             434

Winnebago (ss.)                                            1,800              67

Fleetwood *                                                2,900              42

Thor Industries                                            1,000              34

                                                                           1,862

Distributors   0.1%

Genuine Parts                                              4,700             187

Handleman                                                  1,900              44

Noland (ss.)                                                 400              17

Hotels, Restaurants & Leisure   1.7%

McDonald's                                                30,200             785

Carnival                                                  14,100             663

Starbucks *                                                9,300             404

International Game Technology                              7,600             293

Marriott, Class A                                          5,600             279

Yum! Brands *                                              7,400             275

Starwood Hotels & Resorts Worldwide,
Class B, REIT                                              5,200             233

Royal Caribbean Cruises (ss.)                              4,700             204

MGM Mirage *                                               3,800             178

Hilton                                                     8,372             156

Harrah's Entertainment                                     2,600             141

Caesars Entertainment *                                    7,900             119

Mandalay Resort Group                                      1,600             110

Station Casinos                                            2,200             107

Wendy's                                                    2,600              91

Choice Hotels International *                              1,800              90

Brinker *                                                  2,550              87

Darden Restaurants                                         3,800              78

Wynn Resorts *(ss.)                                        1,900              73

GTECH (ss.)                                                1,500              69

Outback Steakhouse                                         1,600              66

International Speedway, Class A                            1,200              58

Ruby Tuesday                                               1,800              49

Multimedia Games *(ss.)                                    1,800              48

Cedar Fair L. P. (ss.)                                     1,500              47

Gaylord Entertainment *(ss.)                               1,500              47

WMS Industries *(ss.)                                      1,500              45

Speedway Motorsports (ss.)                                 1,300              44

Applebee's                                                 1,837              42

Jack In The Box *                                          1,400              42

The Cheesecake Factory *(ss.)                              1,000              40

PF Chang's China Bistro *(ss.)                               900              37

Ryans Restaurant *                                         2,300              36

Bob Evans Farms                                            1,300              36

Cracker Barrel                                             1,100              34

Boca Resorts *(ss.)                                        1,700              34

triarc, Class B, Series 1 (ss.)                            3,300              34

John Q. Hammons Hotels *                                   3,500              33

Landry's Seafood Restaurant                                1,100              33

Papa John's International *(ss.)                           1,000              30

Lone Star Steakhouse & Saloon                              1,000              27

Krispy Kreme *(ss.)                                        1,400              27

CEC Entertainment *                                          900              27

Prime Hospitality *                                        2,500              27

MTR Gaming Group *(ss.)                                    2,300              25

Panera Bread, Class A *(ss.)                                 700              25

Vail Resorts *                                             1,000              19

Six Flags *(ss.)                                           2,500              18

                                                                           5,465

Household Durables   0.9%

Fortune Brands                                             3,100             234

Newell Rubbermaid                                          7,476             176

Harman International                                       1,900             173

D. R. Horton                                               5,770             164

Lennar, Class A                                            3,500             156

Pulte                                                      2,800             146

Centex                                                     3,000             137

Leggett & Platt                                            4,900             131

Mohawk Industries *                                        1,531             112

Black & Decker                                             1,700             106

Whirlpool                                                  1,500             103

NVR *(ss.)                                                   200              97

Stanley Works                                              2,100              96

Toll Brothers *(ss.)                                       1,900              80

KB Home                                                    1,100              75

Tupperware                                                 3,500              68

Hovnanian Enterprises *                                    1,800              62

Helen of Troy Limited *(ss.)                               1,500              55

Maytag                                                     2,200              54

Snap-On                                                    1,600              54

Furniture Brands International                             2,100              53

Standard Pacific                                           1,000              49

Ryland Group                                                 600              47

Blyth Industries                                           1,300              45

MDC Holdings                                                 704              45

Kimball International                                      3,000              44

Meritage *(ss.)                                              600              41

Stanley Furniture                                            900              38

American Greetings, Class A *                              1,500              35

Skyline                                                      800              32

Ethan Allen Interiors (ss.)                                  800              29

Champion Enterprises *(ss.)                                3,100              28

La-Z Boy (ss.)                                             1,500              27

Knape & Vogt Manufacturing                                 1,600              21

Russ Berrie                                                1,000              19

Cavco Industries *                                           270              11

Brillian Corp *(ss.)                                         750               6

                                                                           2,849

Internet & Catalog Retail   0.6%

eBay *                                                    15,100           1,388

Amazon.com *                                               9,300             506

Netflix *(ss.)                                             2,100              76

J. Jill Group *(ss.)                                       1,400              33

Insight Enterprises *                                      1,350              24

priceline.com *(ss.)                                         750              20

ValueVision International *                                1,400              18

                                                                           2,065

Leisure Equipment & Products   0.3%

Mattel                                                    10,900             199

Eastman Kodak                                              6,900             186

Brunswick                                                  2,000              82

Hasbro                                                     4,000              76

SCP Pool                                                   1,637              74

Polaris Industries (ss.)                                   1,300              62

K2 *(ss.)                                                  2,834              44

Boyds Collection *(ss.)                                   10,100              34

Arctic Cat                                                 1,200              33

Nautilus Group (ss.)                                       1,675              33

Callaway Golf (ss.)                                        2,500              28

Oakley (ss.)                                               1,900              25

Action Performance (ss.)                                     800              12

                                                                             888

Media   4.1%

Time Warner *                                            104,120           1,830

Comcast, Class A *                                        52,094           1,460

Viacom, Class B                                           40,558           1,449

Disney                                                    48,200           1,229

Liberty Media, Class A *                                  63,600             572

Directv *                                                 31,750             543

Gannett                                                    6,000             509

Clear Channel Communications                              13,701             506

Cox Communications *                                      13,100             364

Tribune                                                    7,522             343

McGraw-Hill                                                4,300             329

Omnicom                                                    4,200             319

Fox Entertainment Group *                                  9,600             256

Univision Communications, Class A *(ss.)                   7,840             250

Scripps, Class A                                           2,000             210

Washington Post, Class B                                     220             205

EchoStar Communications, Class A *                         5,500             169

New York Times, Class A                                    3,700             165

Interpublic Group *                                       10,212             140

XM Satellite Radio Holdings, Class A *(ss.)                5,000             136

Knight-Ridder                                              1,700             122

Liberty Media, Series A *                                  3,020             112

Sirius Satellite Radio *(ss.)                             35,900             111

Cablevision Systems, Class A *(ss.)                        4,700              92

Lamar Advertising *                                        1,900              82

PanAmSat *(ss.)                                            3,500              81

Getty Images *                                             1,300              78

Dow Jones                                                  1,700              77

Pixar *(ss.)                                               1,100              77

McClatchy                                                  1,000              70

Grey Advertising                                              70              69

John Wiley & Sons                                          2,100              67

Hollinger International (ss.)                              3,900              66

Metro Goldwyn Mayer *(ss.)                                 5,100              62

Meredith                                                   1,100              61

Interactive Data *                                         3,100              54

Radio One *                                                3,300              53

Westwood One *                                             2,200              52

Belo Corporation                                           1,900              51

Information Holdings *                                     1,700              47

Hearst-Argyle Television                                   1,800              46

Harte-Hanks                                                1,900              46

Media General                                                700              45

Entercom Communications *                                  1,200              45

Journal Register *                                         2,200              44

Valassis Communications *                                  1,400              43

Gemstar TV Guide *(ss.)                                    8,500              41

Charter Communications *(ss.)                             10,400              41

Lee Enterprises                                              800              38

ADVO                                                       1,150              38

ProQuest *(ss.)                                            1,300              35

Cumulus Media, Class A *                                   2,106              35

Gray Communications System                                 2,500              35

Reader's Digest, Class A                                   2,100              34

R.H. Donnelley *(ss.)                                        740              32

Arbitron *                                                   880              32

Cox Radio, Class A *                                       1,700              30

Liberty                                                      600              28

Spanish Broadcasting, Class A *                            2,600              24

Scholastic *                                                 800              24

4Kids Entertainment *(ss.)                                 1,000              24

Primedia *                                                 8,600              24

Emmis Communications, Class A *                            1,100              23

Regent Communications *                                    3,600              22

Catalina Marketing *(ss.)                                  1,200              22

Regal Entertainment Group (ss.)                            1,200              22

AMC Entertainment *                                        1,300              20

TiVo *(ss.)                                                2,800              20

Insight Communications, Class A *(ss.)                     2,000              19

Mediacom Communications *(ss.)                             1,800              14

Entravision Communications *                               1,800              14

Paxson Communications *(ss.)                               4,000              13

                                                                          13,441

Multiline Retail   0.9%

Target                                                    21,200             900

Kohl's *                                                   8,200             347

J.C. Penney                                                5,800             219

Sears                                                      5,700             215

Federated Department Stores                                4,000             196

May Department Stores                                      6,350             174

Kmart *(ss.)                                               2,400             172

Dollar General                                             7,450             146

Nordstrom                                                  3,300             141

Family Dollar Stores                                       4,100             125

Dollar Tree Stores *                                       2,500              69

Dillards, Class A                                          2,700              60

Neiman Marcus, Class A                                     1,000              56

Tuesday Morning *                                          1,900              55

Saks                                                       2,975              45

Big Lots *                                                 2,600              38

99 Cents Only Stores *(ss.)                                1,600              24

Shopko Stores *(ss.)                                       1,200              17

                                                                           2,999

Specialty Retail   2.5%

Home Depot                                                52,750           1,857

Lowe's                                                    18,600             977

GAP                                                       20,650             501

Best Buy                                                   7,300             370

Staples                                                   11,450             336

TJX                                                       11,600             280

Bed Bath & Beyond *                                        7,100             273

The Limited                                               11,355             212

AutoZone *                                                 2,500             200

Office Depot *                                             8,400             150

Sherwin-Williams                                           3,000             125

PETsMART                                                   3,800             123

Tiffany                                                    3,300             122

Chico's *                                                  2,600             117

RadioShack                                                 4,100             117

Weight Watchers *(ss.)                                     2,700             106

Autonation *                                               6,000             103

Ross Stores                                                3,600              96

Urban Outfitters *(ss.)                                    1,500              91

Williams-Sonoma *                                          2,600              86

Michaels Stores                                            1,500              83

Abercrombie & Fitch                                        2,116              82

Toys "R" Us *                                              5,100              81

Boise Cascade (ss.)                                        2,122              80

Foot Locker                                                3,200              78

Advanced Auto Parts *                                      1,600              71

CarMax *                                                   3,129              68

Claire's Stores                                            2,800              61

Circuit City Stores                                        4,600              60

Barnes & Noble *                                           1,700              58

Rent-A-Center *                                            1,900              57

O'Reilly Automotive *(ss.)                                 1,200              54

Borders Group                                              2,300              54

Talbots                                                    1,300              51

Pep Boys                                                   2,000              51

American Eagle Outfitters *                                1,650              48

Hibbett Sporting Goods *(ss.)                              1,575              43

Regis                                                        900              40

Hot Topic *                                                1,950              40

bebe stores *(ss.)                                         1,950              39

Zale *                                                     1,400              38

Christopher & Banks                                        2,100              37

Guitar Center *                                              800              36

Pier 1 Imports                                             2,000              35

West Marine *(ss.)                                         1,300              35

Pacific Sunwear *                                          1,725              34

Group One Automotive *(ss.)                                1,000              33

Blockbuster (ss.)                                          2,000              30

Linens 'n Things *                                         1,000              29

Cost Plus *                                                  900              29

Men's Wearhouse *                                          1,000              26

Electronics Boutique Holdings *(ss.)                       1,000              26

Genesco *(ss.)                                             1,100              26

Hollywood Entertainment *                                  1,900              25

Burlington Coat Factory                                    1,300              25

The Sports Authority *(ss.)                                  692              25

Payless Shoesource *                                       1,506              22

Deb Shops (ss.)                                              900              22

Charming Shoppes *                                         2,400              21

Shoe Pavilion *                                            8,100              20

Gymboree *                                                 1,300              20

The Children's Place *(ss.)                                  800              19

Harvey Electronics *                                      13,700              17

Movie Gallery (ss.)                                          800              16

Too *(ss.)                                                   757              13

United Retail Group *(ss.)                                 4,100              11

Tweeter Home Entertainment Group *                         1,600               9

Ultimate Electronics *(ss.)                                1,000               5

                                                                           8,125

Textiles, Apparel, & Luxury Goods   0.5%

Nike, Class B                                              6,100             462

Coach *                                                    4,900             222

Jones Apparel Group                                        3,600             142

V.F.                                                       2,400             117

Liz Claiborne                                              2,900             104

Reebok                                                     1,900              68

Columbia Sportswear *                                      1,100              60

Polo Ralph Lauren                                          1,700              59

Timberland, Class A *                                        900              58

Kellwood                                                   1,000              44

K-Swiss (ss.)                                              2,000              41

Deckers Outdoor *(ss.)                                     1,300              38

Movado Group                                               2,200              38

Quiksilver *                                               1,400              33

Russell                                                    1,800              32

Rocky Shoes & Boots *(ss.)                                 1,300              31

Tarrant Apparel *(ss.)                                    14,100              20

Forward Industries *                                       5,600              15

Unifi *                                                    4,100              12

Marisa Christina *(ss.)                                    8,900              11

Culp *(ss.)                                                1,300              10

Superior Uniform Group                                       200               3

                                                                           1,620

Total Consumer Discretionary                                              40,637

CONSUMER STAPLES   9.3%

Beverages   2.1%

Coca-Cola                                                 57,100           2,882

PepsiCo                                                   40,270           2,170

Anheuser-Busch                                            19,200           1,037

Coca-Cola Enterprises                                     10,900             316

Pepsi Bottling Group                                       6,100             186

Brown-Forman, Class B                                      2,500             121

Constellation Brands *                                     2,300              85

PepsiAmericas                                              3,100              66

Coors, Class B (ss.)                                         800              58

Robert Mondavi *(ss.)                                        700              26

Todhunter International *                                  1,400              19

                                                                           6,966

Food & Staples Retailing   2.8%

Wal-Mart                                                 100,500           5,302

Walgreen                                                  24,300             880

Sysco                                                     14,000             502

Costco Wholesale                                          10,800             444

CVS                                                        9,400             395

Kroger *                                                  17,000             309

Albertson's (ss.)                                          9,290             247

Safeway *                                                  9,600             243

Whole Foods Market                                         1,700             162

Supervalu                                                  2,700              83

United Natural Foods *                                     2,200              64

Rite Aid *                                                12,100              63

BJ's Wholesale Club *                                      2,400              60

Weis Markets (ss.)                                         1,300              46

Ruddick                                                    1,700              38

Pantry, Inc. *(ss.)                                        1,400              30

Performance Food Group *(ss.)                              1,100              29

Longs Drug Stores (ss.)                                    1,200              29

Winn-Dixie (ss.)                                           3,700              27

Great Atlantic & Pacific Tea Company *(ss.)                3,300              25

Duane Reade *                                              1,500              24

Topps (ss.)                                                2,400              23

Marsh Supermarkets (ss.)                                     500               7

                                                                           9,032

Food Products   1.4%

Sara Lee                                                  18,800             432

General Mills                                              8,600             409

Kellogg                                                    9,500             398

Wrigley                                                    5,300             334

ConAgra                                                   12,308             333

Heinz                                                      7,800             306

Hershey Foods                                              6,400             296

Campbell Soup                                              9,300             250

Archer-Daniels-Midland                                    14,872             250

Kraft Foods                                                6,300             200

Tyson Foods                                                8,154             171

Hormel Foods                                               4,100             128

Dean Foods *                                               3,379             126

McCormick                                                  3,100             105

Bunge Limited (ss.)                                        2,500              97

Smithfield Foods *                                         2,400              71

Pilgrim's Pride (ss.)                                      2,400              69

J.M. Smucker Company                                       1,416              65

Flowers Foods                                              1,985              52

Corn Products International (ss.)                          1,100              51

Alico (ss.)                                                1,100              44

Del Monte Foods *                                          4,311              44

Tootsie Roll Industries                                    1,295              42

Fresh Del Monte Produce (ss.)                              1,500              38

Lance                                                      2,300              35

Delta Pine & Land                                          1,600              35

Lancaster Colony                                             800              33

American Italian Pasta, Class A (ss.)                        900              27

Hain Celestial Group *                                     1,400              25

Tasty Baking                                               2,200              21

Interstate Bakeries                                        1,800              20

Galaxy Nutritional Foods *                                 4,500              10

                                                                           4,517

Household Products   1.6%

Procter & Gamble                                          59,800           3,256

Kimberly-Clark                                            11,700             771

Colgate-Palmolive                                         12,800             748

Clorox                                                     4,800             258

Energizer *                                                1,800              81

                                                                           5,114

Personal Products   0.6%

Gillette                                                  23,200             984

Avon Products                                             11,600             535

Estee Lauder, Class A                                      2,800             136

Alberto Culver, Class B                                    1,800              90

NBTY *                                                     2,200              65

Del Laboratories                                           1,557              48

Elizabeth Arden *                                          1,800              38

Chattem *                                                  1,200              35

Playtex Products *                                         3,400              27

                                                                           1,958

Tobacco   0.8%

Altria Group                                              46,800           2,342

UST                                                        4,400             158

R.J. Reynolds Tobacco (ss.)                                1,933             131

Vector Group (ss.)                                         3,125              49

Universal Corporation                                        500              26

DiMon (ss.)                                                2,000              12

                                                                           2,718

Total Consumer Staples                                                    30,305

ENERGY   6.2%

Energy Equipment & Services   1.1%

Schlumberger                                              13,172             837

Halliburton                                                9,900             300

Baker Hughes                                               7,400             279

Transocean, Class C *                                      7,625             221

BJ Services *                                              4,300             197

GlobalSantaFe                                              5,696             151

Smith International *                                      2,700             151

Nabors Industries *                                        3,130             141

Weatherford International *                                3,000             135

Noble Drilling *                                           2,900             110

ENSCO International                                        3,200              93

Patterson-UTI Energy                                       2,500              83

Grant Prideco *                                            3,500              65

Diamond Offshore Drilling (ss.)                            2,700              64

Rowan *                                                    2,600              63

National Oilwell *                                         1,800              57

Pride International *                                      2,900              50

Varco International *                                      2,253              49

Cooper Cameron *                                           1,000              49

Unit *                                                     1,500              47

FMC Technologies *                                         1,487              43

Oceaneering International *                                1,200              41

Carbo Ceramics (ss.)                                         600              41

Veritas DGC *(ss.)                                         1,700              39

Tidewater                                                  1,300              39

Superior Energy *                                          2,900              29

Key Energy Services *                                      3,000              28

TETRA Technologies *                                       1,050              28

Newpark Resources *(ss.)                                   4,300              27

Helmerich & Payne                                            900              23

Hanover Compressor *(ss.)                                  1,900              23

Universal Compression Holdings *                             700              21

W-H Energy Services *                                      1,000              20

Offshore Logistics *                                         600              17

Atwood Oceanics *                                            400              17

Global Industries *(ss.)                                   2,300              13

Parker Drilling *                                          3,200              12

Input/Output *(ss.)                                        1,100               9

                                                                           3,612

Oil & Gas   5.1%

Exxon Mobil                                              152,662           6,780

ChevronTexaco                                             25,014           2,354

ConocoPhillips                                            16,234           1,238

Occidental Petroleum                                       9,300             450

Apache                                                     8,086             352

Devon Energy                                               5,166             341

Burlington Resources                                       9,200             333

Anadarko Petroleum                                         5,629             330

Marathon Oil                                               8,100             307

Unocal                                                     5,814             221

Valero Energy                                              2,900             214

Kerr-McGee (ss.)                                           3,531             190

XTO Energy                                                 6,282             187

Kinder Morgan                                              3,100             184

Amerada Hess                                               2,000             158

EOG Resources                                              2,600             155

Murphy Oil                                                 2,100             155

Williams Companies                                        11,285             134

Sunoco                                                     1,700             108

El Paso Energy                                            13,244             104

Chesapeake Energy (ss.)                                    6,708              99

Enterprise Products Partners *(ss.)                        4,600              98

Pioneer Natural Resources                                  2,600              91

Newfield Exploration *                                     1,600              89

Quicksilver Resources *(ss.)                               1,300              87

Tesoro Petroleum *                                         3,000              83

Noble Energy                                               1,600              82

Ashland                                                    1,500              79

Patina Oil & Gas                                           2,586              77

Plains All American Pipeline *(ss.)                        2,200              73

Western Gas Resources (ss.)                                2,200              71

Ultra Petroleum *(ss.)                                     1,900              71

Pogo Producing                                             1,400              69

Petroleum Development *(ss.)                               2,400              66

Teppco Partners *(ss.)                                     1,700              65

Southwestern Energy *                                      2,200              63

Spinnaker Exploration *                                    1,600              63

Hugoton Royalty Trust (ss.)                                2,600              59

World Fuel Services (ss.)                                  1,300              59

Stone Energy *                                             1,200              55

Cabot Oil & Gas                                            1,200              51

BP Prudhoe Bay Royalty Trust (ss.)                         1,500              49

Houston Exploration *                                        900              47

Premcor *                                                  1,200              45

Syntroleum *(ss.)                                          6,000              40

Denbury Resources *                                        1,800              38

Vintage Petroleum                                          2,200              37

Penn Virginia                                              1,000              36

Plains Resources *                                         2,000              34

Forest Oil *                                               1,200              33

Magnum Hunter Resources *(ss.)                             3,000              31

Cimarex Energy *                                           1,018              31

Remington Oil & Gas *                                      1,200              28

Cross Timbers Royalty Trust (ss.)                            928              26

General Maritime *                                           900              25

Buckeye Partners *                                           600              24

Encore Aquisition *                                          700              20

Energy Partners *(ss.)                                     1,200              18

KFX *(ss.)                                                 2,400              18

Magellan Midstream Partners *(ss.)                           300              15

Plains Exploration & Production *                            800              15

Callon Petroleum *(ss.)                                      300               4

                                                                          16,459

Total Energy                                                              20,071

FINANCIALS   21.1%

Capital Markets   2.4%

Morgan Stanley                                            25,700           1,356

Merrill Lynch                                             22,800           1,231

Goldman Sachs Group                                       11,200           1,055

Bank of New York                                          18,300             539

Lehman Brothers                                            6,634             499

State Street                                               7,700             378

Charles Schwab                                            32,806             315

Franklin Resources                                         6,100             305

Mellon Financial                                          10,200             299

Northern Trust                                             5,100             216

Bear Stearns                                               2,427             205

Legg Mason                                                 1,500             137

AmeriTrade *                                              10,600             120

E*TRADE Group *                                            9,500             106

Federated Investors, Class B                               3,050              93

Janus Capital Group                                        5,500              91

SEI                                                        3,000              87

Allied Capital (ss.)                                       3,500              85

A.G. Edwards                                               2,200              75

Investor's Financial Services (ss.)                        1,700              74

Eaton Vance                                                1,600              61

Waddell & Reed Financial, Class A                          2,551              56

John Nuveen (ss.)                                          2,100              56

Jeffries Group                                             1,700              53

Knight/Trimark Group *                                     4,700              47

Raymond James Financial                                    1,750              46

Stifel Financial *                                         1,500              41

American Capital Strategies                                1,400              39

Affiliated Managers Group *(ss.)                             750              38

Investment Technology Group *                              1,800              23

Piper Jaffray *(ss.)                                         415              19

LaBranche & Co. (ss.)                                      1,600              13

Westwood Holdings Group                                      500               9

                                                                           7,767

Commercial Banks   6.1%

Bank of America                                           47,977           4,060

Wells Fargo                                               39,252           2,246

Wachovia                                                  30,748           1,368

Bank One                                                  26,036           1,328

U.S. Bancorp                                              45,255           1,247

Fifth Third Bancorp                                       13,136             706

BB&T                                                      12,820             474

National City                                             13,440             471

SunTrust                                                   6,568             427

PNC Financial Services Group                               6,200             329

SouthTrust                                                 7,300             283

KeyCorp                                                    9,400             281

M & T Bank                                                 2,800             244

Charter One Financial                                      5,432             240

AmSouth Bancorporation                                     9,167             233

Marshall & Ilsley                                          5,478             214

Comerica                                                   3,900             214

Regions Financial                                          5,400             197

UnionBancal                                                3,300             186

Synovus Financial                                          6,900             175

Union Planters                                             5,000             149

National Commerce Financial                                4,350             141

First Horizon National                                     3,100             141

North Fork Bancorporation                                  3,600             137

Popular                                                    3,100             133

Huntington Bancshares                                      5,766             132

Zions Bancorp                                              2,100             129

Compass Bancshares                                         2,600             112

Banknorth Group                                            3,054              99

Commerce Bancorp                                           1,600              90

Associated Banc-Corp                                       3,015              89

TCF Financial                                              1,500              87

UCBH Holdings                                              2,100              83

Hibernia Corp.                                             3,400              83

Mercantile Bankshares                                      1,700              80

City National                                              1,200              79

Commerce Bancshares                                        1,439              66

Fulton Financial                                           3,229              65

Bank of Hawaii                                             1,400              63

Cullen/Frost Bankers                                       1,400              63

East West Bancorp                                          2,000              61

Sky Financial                                              2,433              60

Wilmington Trust                                           1,600              60

Silicon Valley Bancshares *                                1,500              59

BanCorpSouth (ss.)                                         2,500              56

Valley National Bancorp (ss.)                              2,208              56

BOK Financial                                              1,415              56

Pacific Capital Bancorp (ss.)                              1,910              54

Wintrust Financial (ss.)                                   1,050              53

FirstMerit (ss.)                                           2,000              53

Gold Banc                                                  3,400              53

Texas Regional Bancshares, Class A                         1,145              53

Susquehanna Bancshares                                     2,000              50

Greater Bay Bancorp (ss.)                                  1,700              49

Unity Bancorp (ss.)                                        3,638              49

CVB Financial                                              2,234              49

WestAmerica                                                  900              47

Bank of the Ozarks (ss.)                                   2,000              47

Colonial BancGroup                                         2,500              45

International Bancshares                                   1,093              44

Provident Financial Group (ss.)                            1,100              43

Santander Bancorp (ss.)                                    1,730              43

Whitney Holding                                              950              42

Chittenden                                                 1,175              41

UMB Financial (ss.)                                          798              41

U.S.B. Holding Company (ss.)                               1,764              40

Capital Corp of the West (ss.)                             1,000              39

Community First Bankshares                                 1,200              39

Park National (ss.)                                          300              38

Hancock Holding (ss.)                                      1,300              38

Community Banks                                            1,283              38

Trustmark                                                  1,300              38

First Midwest Bancorp                                      1,050              37

FirstBank Puerto Rico                                        900              37

Southwest Bancorp                                          2,000              36

Amcore Financial                                           1,200              36

Hudson United Bancorp                                        970              36

South Financial Group (ss.)                                1,265              36

Old National Bancorp (ss.)                                 1,440              36

IBERIABANK (ss.)                                             600              36

Southwest Bancorp                                            800              35

Frontier Financial (ss.)                                   1,000              35

First Financial Bancorp (ss.)                              1,970              35

Sterling Bancshares                                        2,450              35

F.N.B. (ss.)                                               1,692              35

Citizens Banking (ss.)                                     1,100              34

Peoples Holding (ss.)                                        950              33

Community Bankshares of Indiana                            1,400              33

Capitol Bancorp Limited (ss.)                              1,247              32

Provident Bankshares                                       1,099              32

Fidelity Southern (ss.)                                    2,300              32

Community Capital                                          1,500              31

NBT Bancorp (ss.)                                          1,400              31

Midwest Banc Holdings (ss.)                                1,400              31

Mid-State Bancshares (ss.)                                 1,300              31

First Charter                                              1,400              31

Peoples Bancorp (ss.)                                      1,145              30

Boston Private Financial (ss.)                             1,300              30

Republic Bancorp                                           2,116              29

United Bankshares                                            900              29

Prosperity Bancshares (ss.)                                1,200              29

First City Bank (ss.)                                      1,300              28

Integra Bank (ss.)                                         1,271              28

Sandy Spring Bancorp                                         800              28

Bay View Capital                                          13,100              27

Merrill Merchants Bancorp                                  1,111              27

Peoples Financial                                          1,500              26

Oriental Financial Group (ss.)                               970              26

1st Source (ss.)                                           1,030              26

First National Bankshares (ss.)                            1,330              25

First M & F Corporation (ss.)                                800              25

First Merchants (ss.)                                        930              24

Metrocorp Bancshares                                       1,500              23

The Savannah Bancorp (ss.)                                   800              23

BWC Financial                                              1,014              22

Omega Financial                                              600              21

German American Bancorp (ss.)                              1,174              20

S&T Bancorp (ss.)                                            600              19

Main Street Banks (ss.)                                      600              17

WesBanco (ss.)                                               500              15

                                                                          19,891

Consumer Finance   1.1%

American Express                                          29,700           1,526

MBNA                                                      29,375             758

SLM Corporation                                           11,100             449

Capital One Financial                                      5,500             376

Providian Financial *                                      7,300             107

AmeriCredit *(ss.)                                         4,700              92

Student Loan Corporation                                     500              68

Advanta                                                    2,555              56

WFS Financial                                              1,000              50

CompuCredit *                                              2,100              36

World Acceptance *                                         1,700              31

Metris Companies *                                         2,900              25

                                                                           3,574

Diversified Financial Services   2.6%

Citigroup                                                120,014           5,581

J.P. Morgan Chase                                         47,310           1,834

Principal Financial Group                                  7,600             264

Moody's                                                    3,500             226

CIT Group                                                  5,300             203

Chicago Merchantile Exchange Holdings (ss.)                  700             101

Leucadia National                                          1,521              76

CapitalSource *                                            2,700              66

Alliance Capital (ss.)                                     1,800              61

GATX                                                       2,100              57

eSpeed *                                                   1,400              25

Instinet Group *                                           2,300              12

                                                                           8,506

Insurance   5.0%

American International Group                              60,918           4,342

Berkshire Hathaway, Class A *                                 26           2,313

Allstate                                                  16,800             782

MetLife                                                   18,300             656

Saint Paul Companies                                      15,523             629

Prudential                                                12,400             576

Marsh & McLennan                                          12,600             572

AFLAC                                                     11,900             486

Hartford Financial Services                                6,700             461

Progressive Corporation                                    5,250             448

Chubb                                                      4,800             327

Genworth Financial, Class A *                             11,300             259

Loews                                                      4,200             252

Aon                                                        7,050             201

Ambac                                                      2,650             195

Lincoln National                                           4,100             194

MBIA                                                       3,200             183

Fidelity National Financial                                4,562             170

Cincinnati Financial                                       3,780             164

Jefferson Pilot                                            3,100             157

CNA Financial *(ss.)                                       4,800             142

SAFECO                                                     3,200             141

Torchmark                                                  2,600             140

Old Republic International                                 4,750             113

White Mountains Insurance Group                              200             102

UnumProvident                                              6,376             101

Transatlantic Holdings                                     1,150              93

Brown and Brown                                            2,000              86

W. R. Berkley                                              1,950              84

Erie Indemnity                                             1,700              80

UICI *                                                     2,700              64

Assurant                                                   2,400              63

Arthur J. Gallagher                                        2,000              61

Markel *(ss.)                                                210              58

Protective Life                                            1,500              58

FPIC Insurance Group *(ss.)                                2,300              57

Delphi Financial                                           1,250              56

Unitrin                                                    1,300              55

Mercury General (ss.)                                      1,100              55

Wesco Financial                                              150              54

Zenith National (ss.)                                      1,100              53

Reinsurance Group of America                               1,300              53

Odyssey Re Holdings (ss.)                                  2,200              53

Phoenix Companies (ss.)                                    4,000              49

American National Insurance                                  500              46

American Financial Group                                   1,500              46

Conseco *(ss.)                                             2,300              46

Commerce Group                                               900              44

First American Financial                                   1,685              44

Nationwide Financial Services, Class A                     1,100              41

Triad Guaranty *                                             700              41

United Fire & Casualty (ss.)                                 700              40

StanCorp Financial Group                                     600              40

Hilb Rogal and Hamilton (ss.)                              1,100              39

Penn-America Group                                         2,800              39

Alfa (ss.)                                                 2,700              38

FBL Financial Group                                        1,332              38

Navigators Group *                                         1,300              38

AmerUs Life (ss.)                                            900              37

Allmerica Financial *                                      1,100              37

Horace Mann Educators                                      2,100              37

Great American Financial Resources                         2,300              37

Arch Capital Group *                                         900              36

Midland                                                    1,200              36

ProAssurance *                                             1,024              35

HCC Insurance Holdings                                     1,000              33

MONY Group *(ss.)                                          1,000              31

Presidential Life                                          1,700              31

Vesta Insurance (ss.)                                      4,600              30

RLI (ss.)                                                    800              29

Ohio Casualty *                                            1,400              28

LandAmerica Financial Group                                  700              27

21st Century Insurance Group (ss.)                         1,800              23

Financial Industries Corporation *                         1,390              13

Citizens Financial *                                         600               4

                                                                          16,322

Real Estate   1.8%

Equity Office Properties, REIT                             9,761             266

Simon Property Group, REIT                                 4,700             242

Equity Residential, REIT                                   6,800             202

Vornado Realty Trust, REIT                                 2,900             166

Plum Creek Timber                                          4,544             148

General Growth Properties, REIT                            4,800             142

ProLogis Trust, REIT                                       4,176             137

Kimco Realty, REIT                                         2,950             134

Public Storage, REIT                                       2,800             129

Archstone-Smith Trust, REIT                                4,300             126

Duke Realty, REIT                                          3,800             121

Boston Properties, REIT                                    2,400             120

Rouse, REIT                                                2,500             119

IStar Financial, REIT                                      2,517             101

Friedman, Billings, Ramsey Group, REIT (ss.)               4,900              97

Avalonbay Communities, REIT                                1,707              96

Apartment Investment & Management                          3,000              93

Liberty Property Trust, REIT (ss.)                         2,300              92

Macerich Company, REIT                                     1,900              91

Regency Centers, REIT                                      2,000              86

Host Marriott, REIT *                                      6,900              85

Developers Diversified Realty, REIT                        2,400              85

Chelsea GCA, REIT                                          1,300              85

United Dominion Realty Trust, REIT                         4,000              79

Catellus Development, REIT                                 3,178              78

Health Care Property Investors, REIT                       3,200              77

AMB Property, REIT                                         2,200              76

Hospitality Properties Trust, REIT                         1,800              76

Vencor                                                     3,200              75

Camden Property Trust, REIT                                1,600              73

St. Joe                                                    1,800              71

Weingarten Realty, REIT                                    2,175              68

BRE Properties, REIT                                       1,900              66

CarrAmerica Realty, REIT                                   2,100              63

Realty Income, REIT (ss.)                                  1,500              63

Federal Realty Investment Trust, REIT                      1,500              62

Trizec Properties, REIT                                    3,800              62

Centerpoint Properties, REIT                                 800              61

Mills, REIT                                                1,300              61

Pan Pacific Retail Properties, REIT                        1,200              61

CBL & Associates Properties, REIT                          1,100              61

Forest City Enterprises                                    1,100              58

Mack-Cali Realty, REIT                                     1,300              54

Rayonier                                                   1,196              53

SL Green Realty, REIT (ss.)                                1,100              51

New Plan Excel Realty, REIT (ss.)                          2,100              49

Shurgard Storage Centers, REIT                             1,300              49

Thornburg Mortgage, REIT (ss.)                             1,800              49

Crescent Real Estate Equities, REIT                        3,000              48

First Industrial Realty, REIT (ss.)                        1,300              48

Cousins Properties, REIT                                   1,450              48

Nationwide Health Properties, REIT                         2,500              47

Arden Realty, REIT                                         1,600              47

Felcor Lodging Trust, REIT *(ss.)                          3,748              45

Kilroy Realty, REIT                                        1,300              44

Annaly Mortgage Management, REIT (ss.)                     2,500              42

Maguire Properties, REIT (ss.)                             1,700              42

Taubman Centers, REIT                                      1,800              41

Post Properties, REIT                                      1,400              41

Highwoods Properties, REIT                                 1,700              40

Koger Equity, REIT                                         1,700              39

Home Properties, REIT                                      1,000              39

Mission West Properties (ss.)                              3,200              39

Pennsylvania Real Estate Investment, REIT                  1,130              39

Brandywine Realty Trust, REIT                              1,400              38

Mid-America Apartment Communities, REIT (ss.)              1,000              38

Heritage Property Investment Trust                         1,400              38

Consolidated-Tomoka Land (ss.)                             1,000              38

Manufactured Home Communities, REIT                        1,100              37

Reckson Associates Realty, REIT                            1,300              36

Getty Realty, REIT                                         1,400              35

One Liberty Properties (ss.)                               1,900              35

Agree Realty, REIT                                         1,300              33

Innkeepers USA, REIT                                       3,100              32

NovaStar Financial, REIT (ss.)                               800              30

AmeriVest Properties, REIT (ss.)                           4,900              29

Trammell Crow *(ss.)                                       2,000              28

WP Carey & Co (ss.)                                          900              27

Parkway Properties, REIT                                     600              27

Bedford Property Investors, REIT (ss.)                       900              26

Wellsford Real Properties *                                1,600              25

Monmouth Real Estate Investment, REIT (ss.)                3,100              24

PMC Commercial Trust, REIT (ss.)                           1,591              23

Levitt, Class A *                                            875              23

American Mortgage Acceptance, REIT                         1,600              22

MeriStar Hospitality, REIT *                               3,100              21

                                                                           5,913

Thrifts & Mortgage Finance   2.1%

Fannie Mae                                                22,300           1,591

Freddie Mac                                               16,200           1,025

Washington Mutual                                         21,006             812

Countrywide Financial                                      6,249             439

Golden West Financial                                      3,500             372

MGIC Investment                                            2,200             167

Hudson City Bancorp (ss.)                                  4,900             164

Sovereign Bancorp                                          6,920             153

New York Community Bancorp (ss.)                           7,253             142

Greenpoint Financial                                       3,100             123

Independence Community Bank                                2,954             108

Radian Group                                               2,200             105

People's Bank (ss.)                                        2,850              89

PMI Group                                                  2,000              87

Doral Financial                                            2,350              81

Webster Financial                                          1,700              80

Astoria Financial                                          2,050              75

Capitol Federal Financial (ss.)                            2,200              66

MAF Bancorp                                                1,511              64

IndyMac Mortgage Holdings                                  1,800              57

Fremont General (ss.)                                      2,900              51

BankAtlantic                                               2,700              50

Washington Federal                                         2,057              49

CORUS Bankshares                                           1,100              45

Waypoint Financial                                         1,630              45

Brookline Bancorp                                          2,693              40

Berkshire Hills Bancorp (ss.)                              1,000              37

Seacoast Financial Services                                1,057              37

Commercial Federal                                         1,300              35

FSF Financial                                              1,000              35

Northwest Bancorp                                          1,500              34

FirstFed Financial *                                         800              33

Commercial Capital Bancorp *                               1,900              33

First Busey Corporation (ss.)                              1,100              32

Downey Financial                                             600              32

Anchor Bancorp Wisconsin (ss.)                             1,200              32

First Niagara Financial                                    2,405              29

First Federal Cap Corp. (ss.)                              1,000              28

Horizon Financial (ss.)                                    1,200              24

Flushing Financial                                         1,350              24

Alliance Bank                                                800              23

Net Bank (ss.)                                             2,021              22

Hudson River Bancorp                                         800              14

                                                                           6,584

Total Financials                                                          68,557

HEALTH CARE   13.1%

Biotechnology   1.8%

Amgen *                                                   29,784           1,625

Genentech *                                               11,800             663

Biogen Idec *                                              7,610             481

Gilead Sciences *                                          4,640             311

Genzyme *                                                  5,400             256

Chiron *                                                   4,800             214

ImClone Systems *(ss.)                                     1,707             146

MedImmune *                                                5,652             132

Applied Biosystems Group - Applera                         5,700             124

Celgene *                                                  2,100             120

Millennium Pharmaceuticals *                               6,585              91

Gen-Probe *                                                1,800              85

OSI Pharmaceuticals *(ss.)                                 1,000              70

Amylin Pharmaceuticals *(ss.)                              2,900              66

Cephalon *(ss.)                                            1,200              65

Charles River Laboratories International *                 1,200              59

Ligand Pharmaceuticals, Class B *(ss.)                     2,800              49

ICOS *(ss.)                                                1,600              48

Affymetrix *(ss.)                                          1,400              46

Protein Design Labs *                                      2,300              44

VaxGen *(ss.)                                              3,100              44

Telik *(ss.)                                               1,800              43

Genencor International *(ss.)                              2,600              43

Tularik *(ss.)                                             1,700              42

ILEX Oncology *(ss.)                                       1,600              40

Martek Biosciences *(ss.)                                    700              39

Techne *(ss.)                                                900              39

Serologicals *(ss.)                                        1,850              37

Progenics Pharmaceuticals *(ss.)                           2,100              35

Tanox *(ss.)                                               1,800              34

Human Genome Sciences *(ss.)                               2,900              34

Digene *(ss.)                                                900              33

Neurocrine Biosciences *                                     600              31

Immunomedics *(ss.)                                        6,100              30

Regeneron Pharmaceuticals *(ss.)                           2,800              29

Alkermes *(ss.)                                            2,100              29

Luminex *(ss.)                                             2,800              28

BioMarin Pharmaceutical *(ss.)                             4,300              26

Medarex *(ss.)                                             3,400              25

Diversa *                                                  2,400              24

Abgenix *                                                  2,000              23

Encysive Pharmaceuticals *(ss.)                            2,700              23

Neose Technologies *(ss.)                                  2,700              22

Vertex Pharmaceuticals *(ss.)                              1,948              21

InterMune *(ss.)                                           1,300              20

Incyte *(ss.)                                              2,500              19

Cell Genesys *(ss.)                                        1,800              19

Exelixis *                                                 1,800              18

Transkaryotic Therapies *                                  1,200              18

OraSure Technologies *(ss.)                                1,800              18

Celera Genomics *                                          1,500              17

Isis Pharmaceuticals *(ss.)                                3,000              17

Albany Molecular Research *                                1,300              17

NPS Pharmaceuticals *(ss.)                                   800              17

Array BioPharma *(ss.)                                     2,100              17

Ariad Pharmaceuticals *                                    2,200              16

Myriad Genetics *(ss.)                                     1,100              16

CuraGen *(ss.)                                             2,600              16

Cell Therapeutics *(ss.)                                   2,100              15

CV Therapeutics *(ss.)                                       900              15

Vicuron Pharmaceuticals *                                  1,200              15

XOMA *(ss.)                                                3,300              15

Enzon Pharmaceuticals *(ss.)                               1,100              14

Enzo Biochem *(ss.)                                          924              14

Sangamo BioSciences *(ss.)                                 2,300              14

Interleukin Genetics *                                     3,000              14

Arena Pharmaceuticals *(ss.)                               2,500              14

NeoPharm *(ss.)                                            1,305              13

Alexion Pharmaceutical *(ss.)                                700              13

ONYX Pharmaceuticals *(ss.)                                  300              13

Novavax *(ss.)                                             2,300              12

Cubist Pharmaceuticals *(ss.)                              1,000              11

OXiGENE *                                                  1,700              11

Caliper Life Sciences *                                    2,200              10

ImmunoGen *(ss.)                                           1,600              10

Cytrx *(ss.)                                               8,700              10

Trimeris *(ss.)                                              600               9

Avigen *(ss.)                                              2,000               7

AVI BioPharma *(ss.)                                       2,700               7

Genta *                                                    2,600               6

Gene Logic *(ss.)                                          1,500               6

La Jolla Pharmaceutical *(ss.)                             2,300               6

Pharmacopeia Drug Discovery *(ss.)                           800               5

Sequenom *                                                 2,300               3

Aphton *(ss.)                                                700               3

Biopure *(ss.)                                             2,600               2

                                                                           6,001

Health Care Equipment & Supplies   2.4%

Medtronic                                                 28,720           1,399

Boston Scientific *                                       19,100             817

Stryker                                                    9,700             533

Zimmer Holdings *                                          5,560             490

Baxter International                                      13,700             473

Guidant                                                    6,900             386

Becton, Dickinson                                          6,200             321

St. Jude Medical *                                         3,900             295

Biomet                                                     6,100             271

Waters Corporation *                                       2,800             134

Thermo Electron *                                          4,350             134

Varian Medical Systems *                                   1,600             127

C. R. Bard                                                 2,200             125

Hospira *                                                  3,590              99

Hillenbrand Industries                                     1,600              97

Dentsply International                                     1,700              89

Fisher Scientific *(ss.)                                   1,500              87

Invitrogen *                                               1,200              86

Bausch & Lomb                                              1,300              85

Align Technology *(ss.)                                    3,900              74

Cytyc *                                                    2,900              74

Beckman Coulter                                            1,200              73

Kinetic Concepts *                                         1,400              70

Advanced Medical Optics *                                  1,544              66

Edwards Lifesciences *                                     1,860              65

Millipore *                                                1,100              62

Apogent Technologies *                                     1,900              61

ResMed *                                                   1,100              56

Arrow International                                        1,800              54

Sybron Dental Specialties *                                1,666              50

IDEXX Laboratories *                                         800              50

Respironics *                                                800              47

Matthews International, Class A                            1,400              46

Exactech *                                                 2,100              46

American Medical Systems *                                 1,300              44

ArthroCare *(ss.)                                          1,500              44

Bio-Rad Laboratories, Class A *                              700              41

Inverness Medical Innovations *(ss.)                       1,880              41

EPIX Medical *(ss.)                                        1,900              40

VISX *                                                     1,500              40

Viasys Healthcare *                                        1,857              39

Medical Action Industries *(ss.)                           2,100              39

Haemonetics *                                              1,300              38

Steris *                                                   1,600              36

Invacare (ss.)                                               800              36

Vital Signs (ss.)                                          1,200              35

SurModics *(ss.)                                           1,400              34

Ventana Medical Systems *(ss.)                               700              33

Biosite Diagnostics *(ss.)                                   700              31

Anika Therapeutics *(ss.)                                  1,800              31

Diagnostic Products                                          700              31

West Pharmaceutical Services                                 700              30

Regeneration Technologies *(ss.)                           2,600              28

ICU Medical *(ss.)                                           800              27

Zoll Medical *(ss.)                                          700              25

Molecular Devices *(ss.)                                   1,300              23

Thoratec *(ss.)                                            2,100              22

Aspect Medical Systems *                                   1,200              22

Cantel Medical *                                           1,000              21

Analogic                                                     500              21

Bioveris *                                                 2,300              19

Valley Forge Scientific *(ss.)                             9,200              18

Palomar Medical Technologies *(ss.)                        1,000              17

CTI Molecular Imaging *(ss.)                               1,100              16

Lifecore Biomedical *                                      2,300              14

Laserscope *(ss.)                                            500              14

NMT Medical *(ss.)                                         2,800              10

Bruker Biosciences *                                       2,100              10

Applied Imaging *                                          7,500               7

Cerus *                                                    1,700               4

                                                                           7,923

Health Care Providers & Services   2.5%

UnitedHealth Group                                        14,802             921

Cardinal Health                                           10,005             701

HCA                                                       12,000             499

WellPoint Health Networks *                                3,700             414

Caremark RX *                                             10,650             351

Aetna                                                      3,500             298

Anthem *                                                   3,231             289

Medco *                                                    6,546             245

McKesson                                                   6,951             239

CIGNA                                                      3,400             234

Quest Diagnostics                                          2,600             221

Tenet Healthcare *                                        11,950             160

AmerisourceBergen                                          2,566             153

Express Scripts *                                          1,800             143

Laboratory Corporation of America *                        3,500             139

IMS Health                                                 5,800             136

Health Management                                          5,600             126

Patterson Dental *(ss.)                                    1,600             122

Oxford Health Plans                                        1,800              99

Omnicare                                                   2,300              98

Coventry Health Care *                                     1,950              95

PacifiCare Health Systems *                                2,400              93

Manor Care                                                 2,600              85

Lincare Holdings *                                         2,500              82

WebMD *(ss.)                                               8,610              80

Davita *                                                   2,599              80

Triad Hospitals *                                          2,131              79

Humana *                                                   4,300              73

WellChoice *                                               1,700              70

Renal Care Group *                                         2,100              70

Health Net *                                               2,600              69

Accredo Health *                                           1,767              69

Covance *                                                  1,700              66

Henry Schein *                                             1,000              63

Community Health System *                                  2,300              62

Sierra Health Services *(ss.)                              1,300              58

PDI *                                                      1,900              58

Pharmaceutical Product Dev *(ss.)                          1,800              57

Universal Health Services                                  1,200              55

Select Medical (ss.)                                       3,800              51

Service Corp. International *                              6,700              49

Inveresk Research Group *                                  1,600              49

Province Healthcare *                                      2,800              48

First Health Group *                                       2,800              44

Apria Healthcare *                                         1,500              43

Dendrite International *                                   2,200              41

AmSurg *                                                   1,600              40

U.S. Oncology *                                            2,700              40

Gentiva Health Services *(ss.)                             2,375              39

PSS World Medical *                                        3,400              38

Beverly Enterprises *(ss.)                                 4,400              38

Cerner *(ss.)                                                800              36

Hooper Holmes                                              6,200              36

Sunrise Senior Living *(ss.)                                 900              35

IDX Systems *                                              1,100              35

LifePoint Hospitals *                                        931              35

Stewart Enterprises *                                      4,100              33

NDC Health (ss.)                                           1,400              33

Priority Healthcare, Class B *                             1,300              30

Omnicell *(ss.)                                            2,000              29

CorVel *(ss.)                                                950              27

Eclipsys *(ss.)                                            1,700              26

Psychemedics (ss.)                                         2,375              25

Orthodontic Centers of America *(ss.)                      2,800              23

Allscripts Heathcare *(ss.)                                2,900              23

MIM Corporation *(ss.)                                     2,500              22

Specialty Laboratories *(ss.)                              2,200              20

Prime Medical Services *(ss.)                              2,300              18

Cross Country Healthcare *(ss.)                            1,000              18

United American Healthcare *                               3,200              16

Q Med *(ss.)                                               1,800              15

AMN Healthcare Services *(ss.)                               952              15

D&K Healthcare (ss.)                                       1,100              13

Rural Metro *                                              8,700              13

Bioanalytical Systems *                                    1,700               7

                                                                           8,055

Pharmaceuticals   6.4%

Pfizer                                                   176,805           6,061

Johnson & Johnson                                         68,875           3,836

Merck                                                     51,594           2,451

Eli Lilly                                                 25,900           1,811

Abbott Laboratories                                       36,300           1,480

Wyeth                                                     30,800           1,114

Bristol-Myers Squibb                                      45,100           1,105

Schering-Plough                                           35,200             650

Forest Laboratories *                                      8,600             487

Allergan                                                   3,200             286

Mylan Laboratories                                         6,475             131

Sepracor *(ss.)                                            2,400             127

IVAX *                                                     4,350             104

Eon Labs *(ss.)                                            2,400              98

Medicis Pharmaceutical, Class A (ss.)                      1,700              68

Watson Pharmaceuticals *                                   2,400              65

Endo Pharmaceutical *                                      2,600              61

King Pharmaceuticals *                                     5,289              60

Barr Laboratories *                                        1,701              57

MGI Pharma *(ss.)                                          2,000              54

Nektar Therapeutics *(ss.)                                 2,400              48

Noven Pharmaceuticals *                                    2,100              46

Andrx *                                                    1,500              42

K-V Pharmaceutical, Class A *(ss.)                         1,800              42

Valeant Pharmaceuticals International                      1,900              38

Kos Pharmaceuticals *(ss.)                                 1,100              36

Medicines Company *                                        1,100              34

Perrigo                                                    1,700              32

Atrix Laboratory *                                           900              31

Inspire Phamaceuticals *                                   1,500              25

Discovery Partners *                                       4,700              24

First Horizon Pharmaceutical *(ss.)                        1,200              23

Alpharma (ss.)                                             1,000              20

CIMA Labs *(ss.)                                             600              20
aaiPharma *(ss.)                                           3,450              19

Par Pharmaceutical *                                         500              18

Orphan Medical *(ss.)                                      1,400              14

Antigenics *(ss.)                                          1,600              14

Adolor *(ss.)                                                800              10

Emisphere Technologies *                                   1,000               4

                                                                          20,646

Total Health Care                                                         42,625

INDUSTRIALS & BUSINESS SERVICES   10.6%

Aerospace & Defense   1.8%

United Technologies                                       12,202           1,116

Boeing                                                    20,100           1,027

Honeywell International                                   20,125             737

Lockheed Martin                                           10,600             552

General Dynamics                                           4,500             447

Northrop Grumman                                           8,302             446

Raytheon                                                  10,500             376

L-3 Communications Holdings                                2,100             140

Rockwell Collins                                           3,900             130

Goodrich                                                   2,740              89

Precision Castparts                                        1,484              81

Alliant Techsystems *                                      1,125              71

Engineered Support System (ss.)                            1,150              67

Hexcel *(ss.)                                              4,800              56

Curtiss-Wright Corporation (ss.)                             900              51

Pemco Aviation Group *                                     1,500              45

Invision Technologies *(ss.)                                 800              40

United Industrial (ss.)                                    1,700              40

BE Aerospace *(ss.)                                        4,800              36

Teledyne Technologies *                                    1,700              34

Aviall *                                                   1,600              30

GenCorp (ss.)                                              2,200              30

Herley Industries *                                        1,200              23

DRS Technologies *                                           700              22

Mercury Computer Systems *                                   900              22

Ladish Company                                             2,300              20

Esterline Technologies *                                     500              15

                                                                           5,743

Air Freight & Logistics   0.9%

UPS, Class B                                              26,300           1,977

Fedex                                                      7,100             580

Expeditors International of Washington                     2,300             114

C.H. Robinson Worldwide                                    2,200             101

JB Hunt Transport Services                                 2,000              77

CNF                                                        1,600              66

Ryder System                                               1,400              56

EGL *                                                      1,750              47

Forward Air *                                              1,100              41

                                                                           3,059

Airlines   0.2%

Southwest Airlines                                        17,037             286

AMR *(ss.)                                                 5,700              69

JetBlue Airways *(ss.)                                     2,175              64

Airtran Holdings *(ss.)                                    3,300              47

Northwest Airlines *(ss.)                                  2,900              32

Continental Airlines *(ss.)                                2,500              28

SkyWest                                                    1,400              24

Delta *(ss.)                                               3,400              24

Alaska Air Group *(ss.)                                      800              19

Atlantic Coast Airlines *(ss.)                             2,900              17

                                                                             610

Building Products   0.2%

Masco                                                     10,600             331

American Standard *                                        4,800             193

York International                                         1,100              45

Water Pik Technologies *(ss.)                              2,405              40

Jacuzzi Brands *                                           3,300              27

Ameron International                                         700              24

Lennox International                                       1,200              22

Universal Forest Products                                    600              19

AAON Inc *(ss.)                                              950              19

                                                                             720

Commercial Services & Supplies   1.6%

Cendant                                                   23,954             586

Waste Management                                          13,460             413

Apollo Group, Class A *                                    4,025             355

Pitney Bowes                                               5,300             235

H&R Block                                                  4,400             210

Cintas                                                     4,300             205

Avery Dennison                                             2,700             173

R.R. Donnelley                                             4,600             152

Career Education *                                         2,600             118

Robert Half International                                  3,800             113

Dun & Bradstreet *                                         1,900             102

Republic Services                                          3,400              98

Allied Waste Industries *                                  7,260              96

Copart *                                                   3,350              89

ARAMARK, Class B                                           3,100              89

Manpower                                                   1,700              86

ServiceMaster                                              6,700              83

Equifax                                                    3,200              79

ChoicePoint *                                              1,666              76

Waste Connections *                                        2,400              71

Brinks                                                     1,900              65

HNI Corporation                                            1,400              59

Consolidated Graphics *                                    1,300              57

Corinthian Colleges *                                      2,300              57

Education Management *                                     1,600              53

Laureate *(ss.)                                            1,368              52

Deluxe Corporation                                         1,200              52

Herman Miller                                              1,800              52

Corporate Executive Board                                    900              52

West Corporation *                                         1,900              50

Labor Ready *(ss.)                                         3,000              47

Strayer Education (ss.)                                      400              45

Viad                                                       1,600              43

Bright Horizons Family Solutions *                           800              43

NCO Group *(ss.)                                           1,600              43

Devry *(ss.)                                               1,500              41

Team, Inc. *                                               2,500              41

SITEL *(ss.)                                               9,200              39

Administaff *(ss.)                                         2,300              38

ITT Educational Services *                                 1,000              38

Tetra Tech *                                               2,325              38

CoStar Group *                                               800              37

Ikon Office Solutions                                      3,200              37

Corrections Corp of America *                                923              36

Stericycle *                                                 700              36

Imagistics International *(ss.)                            1,012              36

Sotheby's *                                                2,200              35

Geo Group *(ss.)                                           1,600              33

Rollins                                                    1,400              32

G&K Services, Class A                                        800              32

PRG-Schultz International *(ss.)                           5,700              31

SOURCECORP *                                               1,100              30

United Rentals *(ss.)                                      1,600              29

United Stationers *                                          700              28

Banta                                                        600              27

John H. Harland (ss.)                                        900              26

Korn/Ferry *(ss.)                                          1,300              25

Brady                                                        500              23

TeleTech Holdings *                                        2,500              22

School Specialty *(ss.)                                      600              22

Exult *(ss.)                                               3,900              21

TRM Copy Centers *                                         1,400              20

Spherion *                                                 2,000              20

DiamondCluster International *                             2,300              20

Ionics *(ss.)                                                700              20

Westaff *                                                  6,400              18

Franklin Covey *(ss.)                                      6,800              18

Electronic Clearing House *(ss.)                           1,900              18

Learning Tree International *(ss.)                         1,100              16

RemedyTemp, Class A *(ss.)                                 1,300              16

Central Parking (ss.)                                        800              15

Hudson Highland Group *(ss.)                                 457              14

Food Technology Services *                                 8,800              10

ICT Group *(ss.)                                             500               5

                                                                           5,242

Construction & Engineering   0.1%

Fluor                                                      1,900              91

Jacobs Engineering Group *                                 1,300              51

Mastec *(ss.)                                              7,850              43

Dycom Industries *                                         1,400              39

McDermott International *                                  3,400              35

Insituform Technologies, Class A *(ss.)                    2,000              32

Granite Construction (ss.)                                 1,750              32

EMCOR Group *(ss.)                                           700              31

Quanta Services *(ss.)                                     4,550              28

Intergrated Electrical Services *(ss.)                     3,400              27

Shaw Group *(ss.)                                          1,400              14

                                                                             423

Electrical Equipment   0.5%

Emerson Electric                                           9,500             604

Rockwell Automation                                        4,300             161

Cooper Industries, Class A                                 2,400             143

American Power Conversion                                  4,600              90

Hubbell, Class B                                           1,200              56

AMETEK                                                     1,800              56

Thomas & Betts                                             1,800              49

Genlyte Group *                                              700              44

Acuity Brands                                              1,500              40

Woodward Governor                                            500              36

Power-One *(ss.)                                           2,700              30

Ultralife Batteries *(ss.)                                 1,500              29

American Superconductor *(ss.)                             2,200              29

Regal-Beloit (ss.)                                         1,100              24

LSI Industries (ss.)                                       2,112              24

General Cable *(ss.)                                       2,800              24

Vicor *(ss.)                                               1,200              22

Baldor Electric                                              800              19

Artesyn Technologies *(ss.)                                2,000              18

C&D Technologies                                           1,000              18

AZZ *                                                      1,100              17

Fuelcell Energy *(ss.)                                     1,400              16

UQM Technologies *(ss.)                                    5,700              15

Technology Research                                        1,200              15

Energy Conversion Devices *(ss.)                           1,200              14

Plug Power *(ss.)                                          1,700              13

Channell Commercial *                                      1,700               7

                                                                           1,613

Industrial Conglomerates   3.2%

General Electric Capital                                 253,006           8,197

3M                                                        18,300           1,647

Textron                                                    3,000             178

Roper Industries (ss.)                                     1,200              68

Allete                                                     1,900              63

Alleghany                                                    200              58

Teleflex                                                   1,000              50

Carlisle Companies                                           700              44

Walter Industries (ss.)                                    2,700              37

Tredegar                                                   1,300              21

                                                                          10,363

Machinery   1.5%

Illinois Tool Works                                        7,350             705

Caterpillar                                                8,000             635

Deere                                                      5,500             386

Danaher                                                    7,200             373

Ingersoll-Rand, Class A                                    4,100             280

PACCAR                                                     4,450             258

Eaton                                                      3,200             207

Dover                                                      4,400             185

ITT Industries                                             2,200             183

Parker Hannifin                                            2,819             168

Pall                                                       3,200              84

Navistar *                                                 2,000              77

SPX                                                        1,604              74

Pentair                                                    2,200              74

Terex *                                                    1,900              65

Donaldson                                                  2,200              64

EnPro Industries *(ss.)                                    2,768              64

Graco                                                      1,987              62

Harsco                                                     1,300              61

Actuant Corporation, Class A *(ss.)                        1,540              60

Timken                                                     2,200              58

Trinity Industries (ss.)                                   1,800              57

Cummins Engine (ss.)                                         900              56

Lincoln Electric Holdings                                  1,600              55

AGCO *                                                     2,500              51

Crane                                                      1,600              50

Briggs & Stratton                                            500              44

Cascade (ss.)                                              1,400              44

Nordson                                                    1,000              43

Kennametal                                                   800              37

Wabtec                                                     1,925              35

Ampco Pittsburgh                                           2,400              31

Wolverine Tube *(ss.)                                      2,800              31

Flowserve *                                                1,200              30

Thomas Industries                                            900              30

Tecumseh Products                                            700              29

NACCO Industries                                             300              28

Valmont Industries                                         1,200              27

Manitowoc                                                    800              27

Stewart & Stevenson                                        1,500              27

Robbins & Myers                                            1,100              25

Watts Water Technologies, Class A (ss.)                      800              22

Turbochef Technologies *(ss.)                              3,300              16

ESCO Electronics *                                           300              16

Toro                                                         200              14

JLG Industries (ss.)                                       1,000              14

                                                                           4,962

Marine   0.1%

Overseas Shipholding Group                                 1,300              58

Alexander & Baldwin                                        1,500              50

International Shipholding *                                1,900              28

Kirby Corporation *                                          700              27

                                                                             163

Road & Rail   0.4%

Union Pacific                                              6,000             357

Burlington Northern Santa Fe                               8,200             288

Norfolk Southern                                           9,800             260

CSX                                                        4,500             147

Florida East Coast Industries (ss.)                        1,200              46

Swift Transportation *                                     2,370              42

Werner Enterprises                                         1,975              42

U.S. Xpress Enterprises *                                  2,500              39

USA Truck *                                                2,700              33

Dollar Thrifty Auto Group *(ss.)                           1,000              27

Kansas City Southern Industries *(ss.)                     1,600              25

Knight Transportation *                                      800              23

                                                                           1,329

Trading Companies & Distributors   0.1%

W. W. Grainger                                             2,100             121

Fastenal                                                   1,600              91

Huttig Building Products *                                 7,044              54

Applied Industrial Technologies                            1,100              33

Total Industrials & Business Services                                     34,526

INFORMATION TECHNOLOGY   16.5%

Communications Equipment   2.9%

Cisco Systems *                                          158,968           3,768

QUALCOMM                                                  18,600           1,357

Motorola                                                  54,940           1,003

Corning *                                                 30,710             401

Lucent Technologies *(ss.)                                91,485             346

Juniper Networks *                                        11,650             286

Avaya *                                                   11,457             181

Scientific-Atlanta                                         3,600             124

JDS Uniphase *                                            30,758             117

Plantronics *                                              2,500             105

Comverse Technology *                                      5,000             100

Harris                                                     1,800              91

Tellabs *(ss.)                                             9,200              80

Andrew *(ss.)                                              3,900              78

Polycom *                                                  2,700              60

Foundry Networks *                                         4,200              59

ditech Communications *(ss.)                               2,500              58

ADTRAN                                                     1,700              57

QLogic *                                                   2,111              56

3Com *                                                     8,300              52

Sonus Networks *                                          10,600              51

ADC Telecommunications *                                  16,252              46

Avocent *                                                  1,236              45

InterDigital Communication *(ss.)                          2,300              43

Paradyne Networks *(ss.)                                   7,300              40

Digital Lightwave *(ss.)                                  22,300              39

Advanced Fibre Communications *                            1,900              38

CIENA *                                                   10,247              38

Adaptec *                                                  3,900              33

SeaChange International *(ss.)                             1,800              30

Tekelec *                                                  1,600              29

Packeteer *                                                1,800              29

Brocade Communications Systems *                           4,860              29

Bel Fuse                                                     800              29

Harmonic *                                                 3,359              29

Black Box (ss.)                                              600              28

Commscope *(ss.)                                           1,300              28

Cable Design Technologies *(ss.)                           2,600              28

Inter-Tel                                                  1,100              27

Echelon *(ss.)                                             2,400              27

Finisar *(ss.)                                            13,400              27

F5 Networks *(ss.)                                         1,000              26

C-Cor.net *                                                2,500              26

Sycamore Networks *                                        5,900              25

MRV Communications *(ss.)                                  8,760              24

Emulex *                                                   1,600              23

Centillium Communications *                                5,900              23

Powerwave Technologies *(ss.)                              2,700              21

Ixia *                                                     2,100              21

Computer Network Technology *(ss.)                         3,100              19

Extreme Networks *                                         3,300              18

Carrier Access *(ss.)                                      1,500              18

REMEC *(ss.)                                               2,800              18

Cognitronics *                                             3,800              16

Stratex Networks *(ss.)                                    4,500              13

McDATA *(ss.)                                              2,325              13

Anaren *                                                     700              11

Safenet *(ss.)                                               411              11

Norstan *                                                  3,000               9

Terayon Communication Systems *(ss.)                       2,900               7

Tollgrade Communications *                                   400               4

Optical Cable, Warrants *@                                   168               0

                                                                           9,438

Computers & Peripherals   3.0%

IBM                                                       39,490           3,481

Dell *                                                    59,000           2,113

Hewlett-Packard                                           70,918           1,496

EMC *                                                     56,576             645

Sun Microsystems *                                        75,300             327

Lexmark International, Class A *                           3,100             299

Apple Computer *                                           8,700             283

Network Appliance *                                        7,600             164

Seagate Technology (ss.)                                  10,600             153

NCR *                                                      2,100             104

Sandisk *(ss.)                                             4,500              98

Diebold                                                    1,700              90

Storage Technology *                                       2,400              70

Avid Technology *                                          1,100              60

UNOVA *(ss.)                                               2,400              49

Electronics for Imaging *                                  1,700              48

Imation                                                    1,000              43

Western Digital *                                          4,600              40

Gateway *                                                  8,300              37

Presstek *(ss.)                                            3,500              37

Maxtor *                                                   5,504              36

Intergraph *                                               1,400              36

Rimage *                                                   2,200              33

In Focus Systems *                                         3,800              32

Advanced Digital Info *                                    2,000              19

Dot Hill *                                                 1,700              19

Socket Communications *(ss.)                               4,900              14

Quantum DLT & Storage Systems Group *(ss.)                 4,100              13

Concurrent Computer *(ss.)                                 6,200              12

Drexler Technology *(ss.)                                    800              11

Iomega (ss.)                                               1,800              10

                                                                           9,872

Electronic Equipment & Instruments   0.8%

Agilent Technologies *                                    10,287             301

Molex                                                      4,350             140

CDW                                                        1,900             121

Solectron *                                               18,240             118

Jabil Circuit *                                            4,300             108

Sanmina-SCI *                                             11,412             104

Symbol Technologies                                        4,700              69

Tektronix                                                  2,000              68

Vishay Intertechnology *                                   3,468              64

National Instruments (ss.)                                 2,100              64

Avnet *                                                    2,748              62

Amphenol *                                                 1,800              60

AVX (ss.)                                                  4,100              59

Aeroflex *                                                 3,900              56

Tech Data *                                                1,400              55

Arrow Electronics *                                        2,000              54

PerkinElmer                                                2,635              53

Ingram Micro, Class A *                                    3,000              43

Trimble Navigation *                                       1,500              42

Digital Theater Systems *(ss.)                             1,500              39

Dionex *                                                     700              39

Electro Scientific Industries *                            1,300              37

Napco Security Systems *(ss.)                              4,800              36

Maxwell Technologies *(ss.)                                2,500              32

Anixter International                                        900              31

Benchmark Electronics *                                    1,050              31

Varian *                                                     700              29

X-Rite                                                     2,000              29

KEMET *                                                    2,200              27

Landauer                                                     600              27

Sirenza Microdevices *                                     5,900              25

Lexar Media *(ss.)                                         3,700              25

OYO Geospace *                                             1,300              24

Technitrol *                                               1,100              24

Coherent *(ss.)                                              800              24

Veeco *(ss.)                                                 900              23

PC Connection *(ss.)                                       2,950              19

Nu Horizons Electronics *                                  2,050              18

Newport *                                                  1,100              18

TTM Technologies *(ss.)                                    1,400              17

Somera Communications *(ss.)                               9,700              16

Park Electrochemical                                         600              15

Brightpoint *(ss.)                                         1,100              15

Zomax *                                                    4,000              15

Zygo *(ss.)                                                1,300              15

Photon Dynamics *                                            400              14

CTS                                                        1,100              13

Plexus *                                                     900              12

Research Frontiers *(ss.)                                  1,700              12

Merix *(ss.)                                               1,000              11

                                                                           2,353

Internet Software & Services   0.8%

Yahoo! *                                                  31,632           1,149

InterActiveCorp *                                         15,242             459

VeriSign *                                                 5,340             106

Ask Jeeves *(ss.)                                          2,100              82

Monster Worldwide *                                        2,500              64

CNET Networks *(ss.)                                       5,675              63

Earthlink *                                                5,730              59

Akamai Technologies *(ss.)                                 2,900              52

Digitas *(ss.)                                             4,469              49

S1 *                                                       3,500              35

MarketWatch.com *                                          2,900              34

Websense *                                                   900              34

eCollege.com *(ss.)                                        2,000              32

RealNetworks *(ss.)                                        4,600              31

NetRatings *(ss.)                                          1,900              31

Interwoven *                                               2,989              30

DoubleClick *                                              3,830              30

TippingPoint Technologies *(ss.)                           1,100              28

Sonicwall *                                                3,200              28

Tumbleweed Communications *(ss.)                           5,700              24

MatrixOne *(ss.)                                           3,500              24

Webex Communications *(ss.)                                1,100              24

United Online *(ss.)                                       1,350              24

webMethods *(ss.)                                          2,310              20

FreeMarkets *                                              3,000              20

Internet Security Systems *                                1,200              18

Entrust Technologies *                                     3,900              18

Netegrity *                                                2,050              17

SeeBeyond Technology Corporation *                         4,200              16

aQuantive *(ss.)                                           1,400              14

Ariba *(ss.)                                               6,700              13

Retek *                                                    1,972              12

Modem Media *                                              2,200              12

The Knot *(ss.)                                            2,800              11

Register.com *(ss.)                                        1,296               8

Kana Software *(ss.)                                       3,000               7

                                                                           2,678

IT Services   1.4%

First Data                                                20,651             919

Automatic Data Processing                                 14,000             586

Paychex                                                    8,587             291

Electronic Data Systems                                   11,400             218

Computer Sciences *                                        4,600             214

Fiserv *                                                   4,375             170

SunGard Data Systems *                                     6,100             159

Affiliated Computer Services, Class A *                    2,900             154

DST Systems *                                              2,400             115

Unisys *                                                   7,500             104

Total Systems Services (ss.)                               4,600             101

Cognizant Technology Solutions *                           3,800              97

Iron Mountain *                                            1,850              89

Sabre Holdings                                             3,200              89

Ceridian *                                                 3,100              70

Checkfree Holdings *(ss.)                                  2,100              63

Certegy                                                    1,500              58

Acxiom                                                     2,200              55

National Processing *                                      1,900              55

Convergys *                                                3,100              48

MPS Group *                                                3,600              44

BearingPoint *                                             4,800              43

Global Payments (ss.)                                        880              40

Maximus *                                                  1,100              39

BISYS Group *                                              2,600              37

Sapient *(ss.)                                             6,000              36

EFunds *                                                   1,906              33

Perot Systems *                                            2,500              33

CACl International, Class A *                                800              32

Titan *(ss.)                                               2,300              30

Syntel (ss.)                                               1,800              30

InterCept Group *(ss.)                                     1,800              29

Intrado *(ss.)                                             1,700              27

Analysts International *                                   8,700              27

CSG Systems International *                                1,200              25

AnswerThink *(ss.)                                         4,120              24

Startek                                                      600              21

Keane *                                                    1,456              20

Inforte *(ss.)                                             1,700              17

Pegasus Solutions *(ss.)                                   1,250              16

Igate Capital *(ss.)                                       4,000              16

Forrester Research *(ss.)                                    800              15

Sykes Enterprises *                                        1,800              14

CIBER *                                                    1,500              12

Medquist *                                                   900              10

Indus International *(ss.)                                 4,700              10

Safeguard Scientifics *(ss.)                               4,100               9

Lightbridge *(ss.)                                         1,678               9

Intelligroup *                                             1,800               9

Management Network Group *                                 1,200               3

                                                                           4,365

Office Electronics   0.1%

Xerox *                                                   18,500             268

Zebra Technologies *                                       1,100              96

Semiconductor & Semiconductor Equipment   3.4%

Intel                                                    150,490           4,154

Texas Instruments                                         40,400             977

Applied Materials *                                       38,478             755

Analog Devices                                             8,300             391

Maxim Integrated Products                                  7,121             373

Broadcom, Class A *                                        7,700             360

Linear Technology                                          7,200             284

Xilinx                                                     8,300             276

KLA-Tencor *                                               4,700             232

Micron Technology *                                       14,700             225

National Semiconductor *                                   9,000             198

Altera *                                                   8,800             196

Microchip Technology                                       4,464             141

Advanced Micro Devices *(ss.)                              8,200             130

Novellus Systems *                                         3,800             119

Teradyne *                                                 4,200              95

Agere Systems, Class A *                                  35,789              82

Lam Research *                                             3,000              80

NVIDIA *                                                   3,700              76

Diodes *                                                   2,850              68

LSI Logic *                                                8,306              63

Atmel *                                                   10,600              63

Intersil Holding, Class A                                  2,796              61

Cognex                                                     1,500              58

International Rectifier *                                  1,300              54

Silicon Laboratories *(ss.)                                1,100              51

Varian Semiconductor Equipment *                           1,200              46

Conexant Systems *                                        10,416              45

Skyworks Solutions *(ss.)                                  5,079              44

Fairchild Semiconductor *                                  2,600              43

Vitesse Semiconductor *                                    8,600              42

Integrated Circuit Systems *                               1,500              41

FEI *(ss.)                                                 1,700              41

Entegris *                                                 3,500              40

Cypress Semiconductor *(ss.)                               2,800              40

DSP Group *                                                1,400              38

Rambus *(ss.)                                              2,100              37

Kulicke & Soffa *(ss.)                                     3,300              36

Semtech *                                                  1,500              35

Siliconix *                                                  700              35

RF Micro Devices *(ss.)                                    4,600              34

Microsemi *                                                2,400              34

Mattson Technology *                                       2,800              34

ON Semiconductor *                                         6,500              33

Axcelis Technologies *                                     2,614              33

Omnivision Technologies *(ss.)                             2,000              32

Integrated Device Technology *                             2,300              32

Amkor Technology *(ss.)                                    3,800              31

Applied Micro Circuits *                                   5,842              31

Cymer *                                                      800              30

Zoran *                                                    1,614              30

Cabot Microelectronics *(ss.)                                964              29

DuPont Photomasks *(ss.)                                   1,400              28

QuickLogic *                                               7,800              27

Integrated Silicon Solution *(ss.)                         2,200              27

Mykrolis *                                                 1,541              27

LTX *                                                      2,400              26

Micrel *                                                   2,100              25

MKS Instruments *                                          1,113              25

Transmeta *(ss.)                                          11,400              25

Silicon Storage Technology *(ss.)                          2,400              25

Pericom Semiconductor *                                    2,200              24

ESS Technology *(ss.)                                      2,100              22

Advanced Energy Industries *                               1,400              22

TriQuint Semiconductor *                                   3,890              21

Chippac *(ss.)                                             3,300              21

Cohu                                                       1,000              19

Credence Systems *(ss.)                                    1,300              18

CEVA *(ss.)                                                2,266              18

Power Integrations *                                         700              17

Nanometrics *(ss.)                                         1,500              17

Pixelworks *(ss.)                                          1,100              17

Actel *                                                      900              17

Virage Logic *(ss.)                                        1,800              16

Rudolph Technologies *                                       900              16

Monolithic Systems Technology *                            2,100              16

Semitool *                                                 1,300              15

MIPS Technologies *                                        2,400              15

Cirrus Logic *(ss.)                                        2,400              14

Sipex *(ss.)                                               2,400              14

Helix Technology                                             600              13

Lattice Semiconductor *(ss.)                               1,800              13

ATMI *(ss.)                                                  400              11

ANADIGICS *(ss.)                                           2,100              11

Kopin *(ss.)                                               2,000              10

Three-Five Systems *(ss.)                                  1,500               8

                                                                          11,148

Software   4.1%

Microsoft                                                250,650           7,159

Oracle *                                                 120,800           1,441

Computer Associates                                       13,357             375

Electronic Arts *                                          6,600             360

Symantec *                                                 7,400             324

VERITAS Software *                                         9,575             265

Adobe Systems                                              5,300             246

Intuit *                                                   4,500             174

PeopleSoft *                                               8,991             166

Siebel Systems *                                          12,900             138

Autodesk                                                   3,000             128

Synopsys *                                                 3,870             110

Mercury Interactive *                                      2,000             100

Red Hat *(ss.)                                             4,100              94

BMC Software *                                             5,000              93

Cadence Design Systems *                                   5,700              83

Novell *                                                   9,334              78

Citrix Systems *                                           3,600              73

BEA Systems *                                              8,400              69

Network Associates *                                       3,337              61

FileNet *                                                  1,800              57

Jack Henry & Associates                                    2,800              56

Activision *                                               3,525              56

Compuware *                                                8,400              55

RSA Security *(ss.)                                        2,600              53

Fair Isaac (ss.)                                           1,572              52

Macromedia *                                               2,080              51

Sybase *                                                   2,810              51

Viewpoint Corporation *(ss.)                              24,900              49

Ansys *(ss.)                                               1,000              47

FactSet Research Systems (ss.)                               900              43

Hyperion Solutions *                                         970              42

Reynolds & Reynolds                                        1,800              42

Renaissance Learning (ss.)                                 1,800              40

TIBCO Software *                                           4,700              40

Ansoft *(ss.)                                              2,600              40

Quality Systems *                                            800              39

Mentor Graphics *                                          2,500              39

Wind River Systems *                                       3,272              38

Macrovision *(ss.)                                         1,500              38

Kronos *                                                     900              37

SERENA Software *(ss.)                                     1,900              36

Quest Software *                                           2,700              35

Progress Software *                                        1,600              35

Roxio *(ss.)                                               6,913              34

Midway Games *(ss.)                                        2,839              33

THQ *(ss.)                                                 1,250              29

MapInfo *(ss.)                                             2,700              29

Embarcadero *                                              2,300              28

Parametric Technology *                                    5,500              28

Advent Software *                                          1,500              27

EPlus *                                                    2,300              25

Magma Design Automation *(ss.)                             1,200              23

Borland Software *(ss.)                                    2,700              23

Ulticom *(ss.)                                             1,900              22

Informatica *                                              2,900              22

WatchGuard Technologies *                                  3,000              22

Manhattan Associates *(ss.)                                  700              22

Secure Computing *(ss.)                                    1,800              21

Micromuse *(ss.)                                           3,100              21

Agile Software *                                           2,300              20

Witness Systems *                                          1,600              19

JDA Software Group *                                       1,400              18

Ascential Software *                                       1,075              17

Aspen Technology *(ss.)                                    2,300              17

Accelrys *(ss.)                                            1,600              16

E.piphany *                                                3,225              16

NetIQ *                                                    1,168              15

Verity *                                                   1,100              15

Nuance Communications *(ss.)                               3,200              15

OPNET Technologies *                                       1,100              14

Evans & Sutherland Computer *                              3,000              14

Manugistics Group *                                        4,100              13

NetScout Systems *(ss.)                                    1,900              13

QRS *                                                      1,900              12

Concord Communications *(ss.)                                800               9

Atari (ss.)                                                2,700               7

Moldflow *                                                   500               5

Vastera *(ss.)                                             1,800               5

ONYX Software *                                              250               1

                                                                          13,278

Total Information Technology                                              53,496

MATERIALS   3.1%

Chemicals   1.5%

DuPont                                                    23,209           1,031

Dow Chemical                                              21,299             867

Praxair                                                    7,300             291

Air Products and Chemicals                                 5,500             288

Monsanto                                                   6,180             238

PPG Industries                                             3,800             237

Rohm & Haas                                                5,500             229

Ecolab                                                     5,900             187

Engelhard                                                  3,400             110

Eastman Chemical                                           2,100              97

Sigma Aldrich                                              1,500              89

International Flavors & Fragrances                         2,100              79

Lyondell Chemical (ss.)                                    4,100              71

W. R. Grace *(ss.)                                        10,400              65

Valspar                                                    1,200              61

Hercules *                                                 4,700              57

FMC *                                                      1,100              47

Airgas                                                     1,900              45

Cabot                                                      1,100              45

Scotts, Class A *                                            700              45

Valhi (ss.)                                                3,700              42

Cytec Industries                                             900              41

Georgia Gulf                                               1,000              36

RPM                                                        2,300              35

Ferro                                                      1,300              35

MacDermid                                                  1,000              34

NL Industries (ss.)                                        2,300              33

Lubrizol                                                     900              33

IMC Global                                                 2,400              32

H.B. Fuller                                                1,100              31

Terra Nitrogen Com L.P. *                                  2,600              31

Headwaters Incorporated *(ss.)                             1,200              31

Hawkins Chemical (ss.)                                     2,500              30

Great Lakes Chemical                                       1,100              30

Calgon Carbon (ss.)                                        4,000              27

Sensient Technologies Corporation (ss.)                    1,200              26

Spartech                                                     900              23

Millennium Chemicals *                                     1,300              23

Kronos Worldwide (ss.)                                       631              22

OMNOVA Solutions *                                         3,500              21

Arch Chemicals                                               600              17

Crompton                                                   2,500              16

A. Schulman                                                  600              13

American Pacific (ss.)                                     1,700              13

                                                                           4,854

Construction Materials   0.1%

Vulcan Materials                                           2,800             133

Lafarge                                                    1,400              61

Martin Marietta Materials                                  1,100              49

Eagle Materials (ss.)                                        466              33

                                                                             276

Containers & Packaging   0.3%

Smurfit-Stone Container *                                  5,690             114

Pactiv *                                                   4,500             112

Ball                                                       1,500             108

Sealed Air *                                               1,900             101

Temple-Inland                                              1,200              83

Bemis                                                      2,600              73

Owens-Illinois *                                           3,300              55

Crown Cork & Seal *                                        5,500              55

Sonoco Products                                            1,900              48

Packaging Corp of America                                  2,000              48

Aptargroup                                                   900              39

Chesapeake Corp.                                           1,200              32

Myers Industries                                           1,782              25

Longview Fibre                                             1,400              21

Caraustar *                                                1,400              20

Rock-Tenn                                                    800              14

                                                                             948

Metals & Mining   0.8%

Alcoa                                                     20,520             678

Newmont Mining                                             9,400             364

Phelps Dodge *                                             2,228             173

Freeport McMoRan Copper Gold                               4,400             146

Nucor (ss.)                                                1,700             130

CONSOL Energy (ss.)                                        3,000             108

USX-U.S. Steel Group                                       2,800              98

Peabody Energy                                             1,700              95

Glamis Gold *(ss.)                                         3,600              63

Alliance Resource Partners *(ss.)                          1,300              61

International Steel *                                      2,000              60

Allegheny Technologies                                     3,250              59

Commercial Metals (ss.)                                    1,700              55

Worthington Industries                                     2,600              53

Arch Coal                                                  1,446              53

Massey                                                     1,700              48

Stillwater Mining *(ss.)                                   2,805              42

Carpenter Technology                                       1,200              41

GrafTech International *                                   3,900              41

Hecla Mining *(ss.)                                        6,300              36

Ryerson Tull                                               2,200              35

Coeur d'Alene Mines *(ss.)                                 7,900              32

Quanex (ss.)                                                 600              29

AK Steel *(ss.)                                            3,600              19

Royal Gold (ss.)                                           1,000              14

                                                                           2,533

Paper & Forest Products   0.4%

International Paper                                       11,784             527

Weyerhaeuser                                               4,800             303

Georgia-Pacific                                            5,940             220

MeadWestvaco                                               4,252             125

Louisiana Pacific                                          3,300              78

Bowater                                                    1,700              71

P.H. Glatfelter                                            1,800              25

Potlatch (ss.)                                               600              25

Wausau-Mosinee Paper                                       1,100              19

Schweitzer Mauduit                                           600              18

Pope & Talbot                                                900              18

Buckeye Technologies *                                     1,300              15

Badger Paper Mills *(ss.)                                  2,300              11

FiberMark *                                               13,600               2

                                                                           1,457

Total Materials                                                           10,068

TELECOMMUNICATION SERVICES   2.9%

Diversified Telecommunication Services   2.2%

Verizon Communications                                    64,060           2,318

SBC Communications                                        76,797           1,862

BellSouth                                                 41,800           1,096

Sprint                                                    34,100             600

Alltel                                                     7,700             390

AT&T                                                      18,223             267

Qwest Communications International *                      39,925             143

NTL *                                                      2,300             133

Centurytel                                                 2,575              77

Citizens Communications *(ss.)                             5,940              72

Level 3 Communications *(ss.)                             15,000              53

Atlantic Tele Network                                      1,600              52

IDT *(ss.)                                                 2,000              36

Commonwealth Telephone Enterprises *(ss.)                    800              36

Cincinnati Bell *                                          5,248              23

General Communications *                                   2,900              23

D&E Communications (ss.)                                   1,249              17

CT Communications (ss.)                                    1,000              15

Time Warner Telecom *(ss.)                                 3,300              14

US LEC *(ss.)                                              2,900              12

Covista Communications *                                   3,500               9

                                                                           7,248

Wireless Telecommunication Services   0.7%

AT&T Wireless *                                           60,666             869

Nextel Communications, Class A *                          24,800             661

Telephone and Data Systems                                 1,200              85

Western Wireless, Class A *                                2,800              81

Crown Castle International *                               4,800              71

U. S. Cellular *                                           1,800              69

American Tower Systems *                                   4,400              67

Nextel Partners, Class A *(ss.)                            4,000              64

Alamosa Holdings *(ss.)                                    6,000              44

Wireless Facilities *(ss.)                                 3,700              36

Price Communications                                       2,285              34

Centennial Communication *                                 3,700              26

Spectrasite *                                                500              22

EMS Technologies *                                           900              18

Triton PCS Holdings, Class A *(ss.)                        3,600              16

Boston Communications Group *(ss.)                         1,500              15

Aether Systems *                                           4,450              15

Metro One Telecommunications *(ss.)                        8,950              13

@Road *(ss.)                                               1,200               9

                                                                           2,215

Total Telecommunication Services                                           9,463

UTILITIES   2.7%

Electric Utilities   1.7%

Exelon                                                    15,924             530

Southern Company                                          17,700             516

TXU                                                        7,300             296

PG&E *                                                    10,500             293

FirstEnergy                                                7,660             287

American Electric Power                                    8,440             270

Entergy                                                    4,800             269

FPL Group                                                  4,200             269

Progress Energy                                            5,230             230

Consolidated Edison                                        4,800             191

PPL                                                        3,900             179

Edison International                                       6,800             174

XCEL Energy                                                9,530             159

Ameren (ss.)                                               3,600             155

DTE Energy                                                 3,749             152

CINergy                                                    3,800             144

PEPCO Holdings                                             4,300              79

CenterPoint Energy (ss.)                                   6,700              77

Pinnacle West Capital                                      1,900              77

Allegheny Energy *(ss.)                                    4,800              74

Wisconsin Energy                                           2,200              72

DPL                                                        3,600              70

Great Plains Energy                                        2,200              65

Puget Energy                                               2,700              59

Alliant                                                    2,200              57

Northeast Utilities                                        2,900              56

NSTAR                                                      1,100              53

OGE Energy                                                 1,900              48

Teco Energy (ss.)                                          4,000              48

Public Service of New Mexico                               2,250              47

WPS Resources                                              1,000              46

Western Resources                                          2,200              44

Madison Gas & Electric                                     1,300              42

CMS Energy *(ss.)                                          4,400              40

Unisource Energy (ss.)                                     1,600              40

CH Energy Group (ss.)                                        800              37

DQE (ss.)                                                  1,900              37

Hawaiian Electric Industries (ss.)                         1,400              37

Central Vermont Public Service (ss.)                       1,700              35

Texas Genco Holdings (ss.)                                   760              34

IdaCorp (ss.)                                              1,100              30

Otter Tail (ss.)                                           1,100              30

United Illuminating (ss.)                                    600              29

El Paso Electric *                                         1,700              26

Empire District Electronics (ss.)                          1,300              26

Cleco                                                      1,300              23

                                                                           5,552

Gas Utilities   0.2%

KeySpan                                                    3,600             132

NiSource                                                   5,608             116

Southern Union (ss.)                                       2,677              56

UGI                                                        1,700              55

Washington Gas & Light (ss.)                               1,600              46

Piedmont Natural Gas Company (ss.)                         1,000              43

Peoples Energy (ss.)                                       1,000              42

NICOR (ss.)                                                1,100              37

Atmos Energy (ss.)                                         1,300              33

Cascade Natural Gas (ss.)                                  1,500              33

Laclede Gas (ss.)                                          1,100              30

NUI (ss.)                                                  1,500              22

                                                                             645

Multi-Utilities & Unregulated Power   0.8%

Dominion Resources                                         7,420             468

Duke Energy                                               22,500             457

Public Service Enterprise                                  5,600             224

Sempra Energy                                              4,951             170

AES *                                                     16,555             164

Constellation Energy Group                                 3,600             136

Questar                                                    2,400              93

SCANA                                                      2,468              90

Equitable Resources                                        1,500              78

Energy East                                                2,700              65

Reliant Resources *                                        5,337              58

MDU Resources Group                                        2,300              55

National Fuel Gas Company                                  2,200              55

ONEOK                                                      2,300              51

Avista                                                     2,500              46

Vectren                                                    1,700              43

Calpine *(ss.)                                             9,800              42

Dynegy, Class A *(ss.)                                     9,136              39

Sierra Pacific Resources *(ss.)                            3,700              29

Aquila *                                                   4,800              17

                                                                           2,380

Water Utilities   0.0%

Aqua America                                               2,543              51

California Water Service Group (ss.)                       1,100              30

                                                                              81

Total Utilities                                                            8,658

Total Common Stocks (Cost  $290,333)                                     318,406

SHORT-TERM INVESTMENTS   1.8%

U.S. Treasury Obligations   0.3%

U.S. Treasury Bills, 1.025%, 8/12/04++                 1,000,000             999

                                                                             999

Money Market Fund   1.5%

T. Rowe Price Reserve Investment Fund, 1.16% #         4,964,656           4,965

                                                                           4,965

Total Short-Term Investments (Cost  $5,964)                                5,964

SECURITIES LENDING COLLATERAL   7.2%

Money Market Pooled Account   7.2%

State Street Bank and Trust Company
of New Hampshire N.A. Securities
Lending Quality Trust units, 1.22% #                  23,333,183          23,333

Total Securities Lending Collateral (Cost  $23,333)                       23,333

Total Investments in Securities
107.0% of Net Assets (Cost $319,629)                                  $  347,703
                                                                      ----------

Futures Contracts

($ 000s)

                                                       Contract      Unrealized
                                   Expiration             Value      Gain (Loss)
                                   ----------          --------     -----------
Long, 18 S&P 500 contracts,
$308 par of U.S. Treasury Bills
pledged as initial margin                9/04          $  5,132       $      37

Long, 2 S&P Mid-Cap 400 contracts,
$30 par of U.S. Treasury Bills
pledged as initial margin                9/04               608              13

Long, 1 NASDAQ 100 contracts,
$15 par of U.S. Treasury Bills
pledged as initial margin                9/04               152               5

Long, 1 Russell 2000 contracts,
$15 par of U.S. Treasury Bills
pledged as initial margin                9/04               296               9

Long, 2 S&P Mini 500 contracts,
$8 par of U.S. Treasury Bills
pledged as initial margin                9/04               114               1

Net payments (receipts) of variation
margin to date                                                              (35)

Variation margin receivable (payable)
on open futures contracts                                             $      30
                                                                      ----------

(1)   Denominated in U.S. dollar unless otherwise noted

#     Seven-day yield

*     Non-income producing

(ss.) All or a portion of this security is on loan at June 30, 2004 - See Note 2

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at June 31, 2004.

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $319,629)             $       347,703

Other assets                                                                975

Total assets                                                            348,678

Liabilities

Obligation to return securities lending collateral                       23,333

Other liabilities                                                           493

Total liabilities                                                        23,826

NET ASSETS                                                      $       324,852
                                                                ----------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $         1,710

Undistributed net realized gain (loss)                                  (20,477)

Net unrealized gain (loss)                                               28,139

Paid-in-capital applicable to 27,105,862 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      315,480

NET ASSETS                                                      $       324,852
                                                                ----------------

NET ASSET VALUE PER SHARE                                       $         11.98
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income

  Dividend                                                      $         2,303

  Securities lending                                                         23

  Interest                                                                    5

  Total income                                                            2,331

Investment management and administrative expense                            621

Net investment income (loss)                                              1,710

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (1,249)

  Futures                                                                   419

  Net realized gain (loss)                                                 (830)

Change in net unrealized gain (loss)

  Securities                                                             10,602

  Futures                                                                  (228)

  Change in net unrealized gain (loss)                                   10,374

Net realized and unrealized gain (loss)                                   9,544

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $        11,254
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                       6 Months            Year
                                                          Ended           Ended
                                                        6/30/04        12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $    1,710      $    2,922

  Net realized gain (loss)                                 (830)            164

  Change in net unrealized gain (loss)                   10,374          63,153

  Increase (decrease) in net
  assets from operations                                 11,254          66,239

Distributions to shareholders

  Net investment income                                       -          (3,015)

Capital share transactions *

  Shares sold                                            42,673          94,263

  Distributions reinvested                                    -           2,844

  Shares redeemed                                       (23,053)        (34,056)

  Redemption fees received                                   11              12

  Increase (decrease) in net assets from
  capital share transactions                             19,631          63,063

Net Assets

Increase (decrease) during period                        30,885         126,287

Beginning of period                                     293,967         167,680

End of period                                        $  324,852      $  293,967
                                                     ---------------------------

(Including undistributed net investment income of $1,710 at 6/30/04 and $0 at 12/31/03)

*Share information

   Shares sold                                            3,614           9,798

   Distributions reinvested                                   -             255

   Shares redeemed                                       (1,961)         (3,416)

   Increase (decrease) in shares outstanding              1,653           6,637

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, the value of loaned securities was $22,848,000; aggregate collateral consisted of $23,333,000 in the money market pooled trust and U.S. government securities valued at $52,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $29,191,000 and $5,884,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $19,325,000 of unused capital loss carryforwards, of which $6,266,000 expire in 2009, and $13,059,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $319,629,000. Net unrealized gain aggregated $28,139,000 at period-end, of which $57,774,000 related to appreciated investments and $29,635,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $182,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $35,000.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Total Equity Market Index Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Index Trust, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004